SHARE CAPITAL	6 Months Ended
Jun. 30, 2017
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

The authorized share capital of the Company as at June 30, 2017 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 169,809,324 shares (December 31, 2016:169,809,324 shares) of $1.00 par value each are in issue and fully paid or credited as fully paid.